Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Non-controlling interest
Balance at the beginning of the period (in shares) at Dec. 31, 2020			197,692,321
Balance at the end of the period (in shares) at Jun. 30, 2021			197,692,321
Balance at beginning of the period at Dec. 31, 2020			$ 197,692	$ 402,021	$ 1,004,094	$ 200	$ 8,018	$ (472)
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense				(338)
Capital contribution				0
Other comprehensive income (loss)	$ (26)					(26)
Net income	2,264						2,264
Balance at end of the period at Jun. 30, 2021	$ 1,613,453	$ 1,613,925	$ 197,692	401,683	1,004,094	174	10,282	(472)
Balance at the beginning of the period (in shares) at Dec. 31, 2021	203,530,979		203,530,979
Balance at the end of the period (in shares) at Jun. 30, 2022	203,530,979		203,530,979
Balance at beginning of the period at Dec. 31, 2021	$ 1,652,542		$ 203,531	448,291	1,004,094	228	(3,130)	(472)
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense				0
Capital contribution				175,488
Other comprehensive income (loss)	196					196
Net income	78,245						78,245
Balance at end of the period at Jun. 30, 2022	$ 1,906,471	$ 1,906,943	$ 203,531	$ 623,779	$ 1,004,094	$ 424	$ 75,115	$ (472)